Acquisitions/Dispositions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions/Dispositions
NOTE 2 - ACQUISITIONS/DISPOSITIONS
During the three year period ended December 31, 2011, the Company consummated the following acquisitions and dispositions:

(Dollars in millions)	Date	Cash or other consideration (paid)/ received	Goodwill	Other Intangibles	Gain	Comments
2011
Acquisition of certain additional assets of CSI Capital Management	5/9/2011	($19)	$20	$7	$—	Goodwill and intangibles recorded are tax-deductible.
2010
Disposition of certain money market fund management business	various	7	—	11	18
2009
Acquisition of assets of Martin Kelly Capital Management	12/22/2009	(2)	1	1	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of certain assets of CSI Capital Management	11/30/2009	(3)	1	2	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of assets of Epic Advisors, Inc.	4/1/2009	(2)	5	1	—	Goodwill and intangibles recorded are tax-deductible.

In January 2012, the Company announced the signing of a definitive agreement to acquire substantially all of the assets of an online lender, FirstAgain, LLC. Pending customary regulatory approvals, the Company expects the acquisition to be completed in the second quarter of 2012 and does not expect the impact on the Company’s financial position, results of operations, or EPS to be material.